INTANGIBLE ASSETS - Gross Value (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Value, at the beginning of the year	$ 793,489
Value, at the end of the year	906,426	$ 793,489
Internally generated software
Intangible assets
Decreases	(18)
Others
Intangible assets
Transfers	18
Gross value
Intangible assets
Value, at the beginning of the year	1,228,679	1,271,020
Incorporation by acquisition		1,364
CAPEX	197,963	19,301
Currency translation adjustments	3,817	(2,055)
Decreases	(13,380)	(60,951)
Value, at the end of the year	1,417,079	1,228,679
Gross value | 5G licenses
Intangible assets
CAPEX	173,373
Value, at the end of the year	173,373
Gross value | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	383,661	426,354
CAPEX		3,345
Decreases		(46,038)
Value, at the end of the year	383,661	383,661
Gross value | PCS and SRCE licenses (Argentina)
Intangible assets
Value, at the beginning of the year	202,076	202,076
Value, at the end of the year	202,076	202,076
Gross value | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	48,358	48,816
CAPEX	637	853
Currency translation adjustments	2,625	(1,311)
Value, at the end of the year	51,620	48,358
Gross value | Customer relationships
Intangible assets
Value, at the beginning of the year	269,888	269,041
Incorporation by acquisition		1,233
Currency translation adjustments	739	(386)
Value, at the end of the year	270,627	269,888
Gross value | Brands
Intangible assets
Value, at the beginning of the year	254,767	254,636
Incorporation by acquisition		131
Value, at the end of the year	254,767	254,767
Gross value | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	26,003	30,742
CAPEX	5,310	10,348
Currency translation adjustments	(10)	(174)
Decreases	(13,380)	(14,913)
Value, at the end of the year	17,923	26,003
Gross value | Content activation
Intangible assets
Value, at the beginning of the year	2,314	819
CAPEX	1,481	1,495
Value, at the end of the year	3,795	2,314
Gross value | Internally generated software
Intangible assets
Value, at the beginning of the year	25,426	22,365
CAPEX	14,811	3,061
Transfers	92
Value, at the end of the year	40,329	25,426
Gross value | Others
Intangible assets
Value, at the beginning of the year	16,186	16,171
CAPEX	2,351	199
Currency translation adjustments	463	(184)
Decreases	(92)
Value, at the end of the year	$ 18,908	$ 16,186